Investment Objectives and Goals - Bretton Fund	May 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bretton Fund seeks long-term capital appreciation.